Schedule of investments
Nomura VIP Value Series
March 31, 2026 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.19%♣
Communication Services — 2.99%
Alphabet Class A	15,605	$ 4,487,374
		4,487,374
Consumer Discretionary — 8.45%
Amazon.com †	21,700	4,519,459
Lowe's	18,151	4,288,718
NIKE Class B	73,775	3,896,796
		12,704,973
Consumer Staples — 7.09%
Hershey	14,523	3,019,186
PepsiCo	24,885	3,864,392
Procter & Gamble	26,106	3,770,751
		10,654,329
Energy — 6.30%
Chevron	22,604	4,676,768
Exxon Mobil	28,220	4,787,805
		9,464,573
Financials — 18.23%
Bank of America	96,360	4,697,550
Charles Schwab	47,283	4,443,656
Intercontinental Exchange	29,000	4,561,120
Marsh & McLennan	25,563	4,433,902
Progressive	22,400	4,440,576
Wells Fargo & Co.	60,608	4,825,003
		27,401,807
Healthcare — 13.52%
Cigna Group	16,748	4,467,529
Johnson & Johnson	20,063	4,904,200
Merck & Co.	22,153	2,664,784
Thermo Fisher Scientific	7,766	3,817,222
Zoetis	37,700	4,456,517
		20,310,252
Industrials — 15.22%
Carrier Global	76,700	4,318,977
CSX	128,153	5,260,681
Dover	20,939	4,364,734
Jacobs Solutions	34,480	4,388,614
Northrop Grumman	6,650	4,536,896
		22,869,902
Information Technology — 14.76%
Analog Devices	14,565	4,633,709
CDW	31,609	3,825,321
Cisco Systems	61,127	4,742,844
Qnity Electronics	35,918	4,144,219
Teledyne Technologies †	7,997	4,838,265
		22,184,358
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Materials — 6.19%
DuPont de Nemours	99,636	$ 4,563,329
PPG Industries	44,298	4,734,570
		9,297,899
Real Estate — 3.10%
Prologis	35,288	4,664,368
		4,664,368
Utilities — 3.34%
Duke Energy	38,287	5,013,300
		5,013,300
Total Common Stocks (cost $134,994,731)		149,053,135

Short-Term Investments — 0.94%
Money Market Mutual Funds — 0.94%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.55%)	351,404	351,404
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	351,406	351,406
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	351,406	351,406
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.57%)	351,406	351,406
Total Short-Term Investments (cost $1,405,622)		1,405,622

Total Value of Securities—100.13% (cost $136,400,353)		150,458,757
Liabilities Net of Receivables and Other Assets—(0.13%)		(193,298)
Net Assets Applicable to 32,956,059 Shares Outstanding—100.00%		$150,265,459
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
NQ- IV088 [0326] 0526 (5459551)    1